TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Net loss carry-forward	$ 10,004	$ 10,525
Other additions for tax Purposes	183	154
Net deferred tax asset before valuation allowance	10,187	10,679
Valuation allowance	$ (10,187)	$ (10,679)
Net deferred tax asset